Investment in Associate - Additional Information (Detail) $ in Thousands, $ in Millions			12 Months Ended
	Dec. 14, 2017 USD ($)	Dec. 14, 2017 CAD ($)	Dec. 31, 2018 shares	Dec. 31, 2017 USD ($)	Dec. 14, 2017 CAD ($)
Disclosure of associates and joint ventures [line items]
Total consideration				$ 2,994
Amount advanced in exchange for convertible note receivable				$ (15,562)
Equity investment [member] | Kutcho [member]
Disclosure of associates and joint ventures [line items]
Number of shares of associate owned			6,153,846
Total consideration	$ 3,000	$ 4
Amount advanced in exchange for convertible note receivable	$ 16,000				$ 20
Coupon rate on convertible note receivable	10.00%				10.00%
Number of shares issued and outstanding by associate | shares			57,147,628
Fully diluted ownership percentage of associate			33.00%
Non-fully diluted potential ownership percentage of associate			40.00%
Undiluted ownership percentage of associate			11.00%
Investment in warrants [member] | Kutcho [member]
Disclosure of associates and joint ventures [line items]
Number of share purchase warrants of associate owned			3,076,923